Derivative Liabilities (Details 1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities
Embedded conversion feature - convertible debt	$ 38,189	$ 51,131	$ 97,024
Embedded conversion feature - preferred stock	66,481	85,771	92,751
Derivative liabilities	$ 104,670	$ 136,902	$ 189,775